Contract Liabilities (Details) - Schedule of Contract Liabilities	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)
Schedule of Contract Liabilities [Abstract]
Advance from customers	$ 1,519,584	$ 194,581	$ 1,166,837
Total	$ 1,519,584	$ 194,581	$ 1,166,837